STOCKHOLDERS' EQUITY	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10—STOCKHOLDERS' EQUITY

Common Stock

        On May 16, 2012, the Company completed a private offering in which the Company sold 1,500,000 shares of common stock to the Manager at a price of $1.00 per share and sold 25,000,000 shares to XL Investments Ltd-, at a price of $1.00 per share. The net proceeds to the Company from this private offering were $26,177,089 after payment of $322,911 in direct costs of the offering. The Company did not pay any underwriting discounts or commissions in connection with the private offering.

Distributions to stockholders

        For the 2012 taxable year, the Company declared dividends to common stockholders totaling $1,161,672, or $0.043827 per share. The following table presents cash dividends declared by the Company on its common stock for the period May 16, 2012 (commencement of operations) to December 31, 2012:

Declaration Date	Record Date	Payment Date	Dividend Amount	Cash Dividend Per Share
December 31, 2012	December 31, 2012	January 30, 2013	$220,833	$0.00833
December 18, 2012	December 18, 2012	December 28, 2012	$220,833	$0.00833
November 29, 2012	November 29, 2012	November 29, 2012	$220,833	$0.00833
October 26, 2012	October 26, 2012	October 30, 2012	$499,173	$0.018837

NOTE 10 – STOCKHOLDERS’ EQUITY

Private Placements of Common Stock

On May 16, 2012, the Company completed a private offering in which the Company sold 1,500,000 shares of common stock to the Manager at a price of $1.00 per share and sold 25,000,000 shares to XL Investments Ltd., at a price of $1.00 per share. The net proceeds to the Company from this private offering were $26,177,089 after payment of $322,911 in direct costs of the offering. The Company did not pay any underwriting discounts or commissions in connection with the private offering.

Immediately prior to the IPO described below, the Company completed a one-for-16 reverse stock split of the 26,500,000 issued and outstanding shares of common stock, thereby reducing the amount of issued and outstanding shares of common stock to 1,656,250 prior to the IPO.

Concurrently with the IPO, XL Investments Ltd. purchased 1,666,667 shares of common stock at the IPO price of $15 per share in an aggregate amount of $25,000,000 as a private placement.

Ownership and Warrants

As a result of the May 2012 and March 2013 private offerings of common stock described above, XL Investments Ltd., an indirectly wholly owned subsidiary of XL Group plc, owns a significant minority investment in the Company. Pursuant to the terms of the May 2012 private offering, the Company agreed to issue to XL Investments Ltd. warrants to purchase the Company’s common stock. The warrants were subsequently issued, effective as of September 29, 2012, and entitle XL Investments, commencing on July 25, 2013 (120 days following the closing of our IPO) to purchase an aggregate of 3,125,000 shares of our common stock at a per share exercise price equal to 105% of the $15.00 IPO price, or $15.75. XL Global, Inc., a subsidiary of XL Group plc, holds a minority stake in the Manager.

Initial Public Offering of Common Stock

On March 27, 2013, the Company issued 4,033,333 shares of common stock for $15.00 per share for an aggregate offering price of $60,500,000. Net proceeds to the Company were $59,000,000, net of issuance costs of $1,500,000 million.

The Manager paid the underwriters at closing of the IPO $0.60 per share for each share sold in the IPO, representing the full underwriting discount payable with respect to the shares sold in the IPO. The underwriters did not receive any discount on the shares purchased in the concurrent private placement by XL Investments Ltd.

Preferred Stock

On January 22, 2013, the Company issued 100 shares of 12.5% Cumulative Non-Voting Redeemable Preferred Stock (“preferred stock”), to 100 investors at $1,000 per share in connection with the Company’s REIT qualification under the Internal Revenue Code. The net proceeds to the Company from this issuance were $67,500 after the deduction of initial set-up, funding and administration fees. The preferred stock was not convertible into common stock and was subject to redemption at any time by the Company at $1,100 per share (plus all accrued and unpaid dividends), provided that the preferred stock is redeemed prior to December 31, 2014.

The preferred stock was fully redeemed on March 28, 2013 by the Company at $1,100 per share, or $110,000 in aggregate, and $2,326 was paid by the Company in accrued dividends through the date of redemption.

Distributions to stockholders

For the 2013 taxable year, the Company has declared dividends to common stockholders totaling $7,311,903, or $1.28 per share. The following table presents cash dividends declared by the Company on its common stock for the nine months ended September 30, 2013:

Declaration Date	Record Date	Payment Date	Dividend Amount	Cash Dividend Per Share
February 15, 2013	February 15, 2013	February 27, 2013	$219,950	$0.03853
March 12, 2013	March 12, 2013	March 28, 2013	$219,950	$0.03853
April 22, 2013	April 22, 2013	April 29, 2013	$960,603	$0.16825
April 22, 2013	May 15, 2013	May 30, 2013	$1,182,280	$0.20708
April 22, 2013	June 14, 2013	June 27, 2013	$1,182,280	$0.20708
June 17, 2013	July 15, 2013	July 30, 2013	$1,182,280	$0.20708
June 17, 2013	August 15, 2013	August 29, 2013	$1,182,280	$0.20708
June 17, 2013	September 16, 2013	September 27, 2013	$1,182,280	$0.20708

  For the 2013 taxable year, the Company has declared dividends to preferred stockholders totaling $2,326, or $23.26 per share.